UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2013

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
California Municipal Income Fund

1.824868.108

ASCM-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
California - 97.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	$ 380	$ 415
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	362
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	609
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,366
Series 2012 A:
5% 8/1/24	1,000	1,094
5% 8/1/25	1,245	1,345
5% 8/1/27	300	315
5% 8/1/28	400	416
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,045
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,320
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,184
5.3% 10/1/23 (AMBAC Insured)	935	996
5.4% 10/1/24 (AMBAC Insured)	4,585	4,867
5.45% 10/1/25 (AMBAC Insured)	5,160	5,475
Series 2013 A:
5% 10/1/24	6,750	7,615
5% 10/1/25	5,245	5,839
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	3,007
5% 12/1/20 (AMBAC Insured)	2,810	3,108
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,963
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,027
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,153
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,082
0% 9/1/22 (FSA Insured)	5,150	3,593
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,119
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,636
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,384
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,172
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,854
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,680
5% 6/1/25	4,355	4,903
5% 6/1/27	2,755	3,039
5% 6/1/28	3,045	3,327
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,341
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,462
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,145
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,823
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	915
0% 8/1/18 (AMBAC Insured)	2,000	1,762
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,810
Series AI, 5% 12/1/25	2,700	3,083
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,047
5% 7/1/22	3,800	4,164
5.25% 7/1/14	695	715
5.25% 7/1/21	20,610	24,018
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,079
6% 3/1/38	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,130
Series 2010 A, 5% 10/1/25	5,860	6,240
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	864
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,219
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,067
Series 2009, 5% 1/1/39	2,700	2,787
5% 2/1/16	1,270	1,303
5% 2/1/16 (Escrowed to Maturity)	330	363
5% 2/1/17	790	808
5% 2/1/17 (Escrowed to Maturity)	210	240
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	915
4% 9/1/21	1,000	1,047
4% 9/1/22	740	766
4% 9/1/23	1,080	1,110
4% 9/1/24	1,125	1,152
5% 9/1/19	400	457
5% 9/1/39	5,000	5,027
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2013, 5.25% 2/1/28	1,430	1,430
4.5% 8/1/30	3,250	3,266
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,584
5% 9/1/17	750	820
5% 3/1/19	3,000	3,429
5% 9/1/21	1,000	1,160
5% 2/1/22	9,400	10,884
5% 8/1/22	1,500	1,666
5% 10/1/22	1,355	1,513
5% 11/1/22	1,600	1,818
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,181
5% 12/1/22	3,500	3,986
5% 2/1/23	1,095	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 2,800	$ 3,021
5% 6/1/26	2,600	2,740
5% 6/1/31	2,000	2,069
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,033
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.125% 2/1/26	2,800	2,822
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 9/1/23	7,200	8,237
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	107
5.25% 4/1/35	3,500	3,698
5.25% 3/1/38	11,375	11,780
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,677
5.5% 4/1/30	25	25
5.5% 11/1/33	1,700	1,700
5.5% 11/1/34	2,535	2,747
5.5% 11/1/39	1,810	1,912
6% 4/1/18	1,570	1,889
6% 3/1/33	20,050	23,400
6% 4/1/38	1,190	1,346
6.5% 4/1/33	11,650	13,819
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,445	1,518
Series 2008 L, 5.125% 7/1/22	1,900	1,996
Series 2009 E, 5.625% 7/1/25	11,000	12,163
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,551
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,692
5% 11/15/23	2,000	2,118
5% 11/15/24	4,500	4,722
5% 11/15/34	3,150	2,997
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	$ 2,000	$ 2,175
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	113
6.5% 10/1/38	4,910	5,524
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,043
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,063
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,840
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,137
Series 2008 A3, 5.5% 11/15/40	3,090	3,309
Series 2011 A, 5% 3/1/20	3,250	3,687
Series 2011 D:
5% 8/15/22	900	1,027
5% 8/15/23	700	789
5% 8/15/24	1,250	1,401
5% 8/15/25	2,000	2,204
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,048
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,108
5% 12/1/32	1,000	1,009
5% 12/1/42	3,000	2,863
Series 2005, 5% 10/1/33	7,235	7,362
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,828
5.25% 2/1/37	2,500	2,353
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	333
5% 7/1/20	500	546
5.125% 7/1/23	1,150	1,188
5.75% 7/1/40	5,155	5,217
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,142
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5.25% 6/1/24	$ 5,400	$ 5,625
5.25% 6/1/25	5,000	5,182
5.25% 6/1/30	4,000	4,101
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,967
5% 11/1/21	2,020	2,157
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,952
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,016
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,367
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,666
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,243
Series 2011 C:
5% 10/1/27	9,530	10,105
5.25% 10/1/24	4,170	4,635
5.25% 10/1/25	2,875	3,157
5.75% 10/1/31	4,000	4,477
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	860	901
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	435	456
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	3,795	3,976
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	2,725	2,812
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,009
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,935
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	$ 3,335	$ 3,655
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,669
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,093
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,902
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Pre-Refunded to 11/1/15 @ 100)	5,165	5,630
5.25% 11/1/23 (Pre-Refunded to 11/1/15 @ 100)	3,500	3,832
Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,719
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,292
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	1,895
5% 9/1/24	1,865	2,078
(Various Cap. Proj.):
Series 2012 A, 5% 4/1/24	1,000	1,101
Series 2012 G, 5% 11/1/25	2,500	2,723
(Various Cap. Projs.) Series 2012 A, 5% 4/1/25	5,300	5,770
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,387
5% 12/1/23	2,800	3,117
Series 2009 G1, 5.75% 10/1/30	1,800	1,987
Series 2009 I:
5.5% 11/1/23	1,535	1,735
6.125% 11/1/29	1,200	1,390
6.25% 11/1/21	2,000	2,384
6.375% 11/1/34	3,000	3,455
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,158
5.75% 11/1/28	6,525	7,304
6% 11/1/40	7,240	8,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	$ 5,100	$ 5,112
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,121
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,959
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,195
6.25% 8/15/33	2,500	2,774
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,270
Series 2007 A:
4.75% 4/1/33	2,000	2,007
5% 4/1/31	4,900	4,956
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	9,811
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,621
Series 2005 A:
5% 7/1/39	3,515	3,138
5.25% 7/1/24	6,700	6,641
5.25% 7/1/30	13,320	12,806
Series 2005 H, 5.25% 7/1/25	5,420	5,346
5.375% 6/1/26	2,520	2,744
6% 6/1/33	3,020	3,342
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	991
0% 5/1/16	1,365	1,335
0% 5/1/17	1,155	1,103
0% 5/1/18	1,335	1,231
0% 5/1/19	1,000	878
0% 5/1/34 (a)	5,300	4,088
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,673
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,090
5% 11/1/25 (AMBAC Insured)	3,820	4,147
5% 11/1/33 (AMBAC Insured)	5,000	5,279
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	$ 5,000	$ 5,402
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,213
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	1,200	1,271
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,574
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,804
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,725
5% 3/1/24	2,000	2,275
5% 3/1/25	2,000	2,239
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	677
5% 9/1/28	1,250	1,247
5% 9/1/32	1,125	1,113
5% 9/1/35	585	563
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,600
5% 8/1/25 (FSA Insured)	1,435	1,550
5% 8/1/26 (FSA Insured)	2,000	2,153
5% 8/1/27 (FSA Insured)	1,785	1,918
5% 8/1/31 (FSA Insured)	5,000	5,301
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,751
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,584
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,971
Cupertino California Union School District 5% 8/1/19	1,120	1,332
Davis Spl. Tax Rev. Series 2007:
5% 9/1/14 (AMBAC Insured)	690	700
5% 9/1/15 (AMBAC Insured)	725	746
5% 9/1/18 (AMBAC Insured)	835	865
5% 9/1/20 (AMBAC Insured)	925	939
5% 9/1/22 (AMBAC Insured)	1,020	1,027
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,191
5% 6/1/28	2,000	2,176
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Desert Sands Unified School District Series 2013 B: - continued
5% 6/1/29	$ 1,650	$ 1,764
5% 6/1/30	2,500	2,651
5% 6/1/31	1,750	1,845
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,132
6% 3/1/20 (FSA Insured)	1,000	1,130
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,438
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,481
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,722
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	950
0% 10/1/25 (AMBAC Insured)	1,665	888
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	772
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,954
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,132
0% 11/1/16 (Escrowed to Maturity)	3,500	3,427
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,469
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,046
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,410
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,783
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,438
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,860	$ 5,871
5.75% 1/15/40	8,155	8,046
5.875% 1/15/27	4,000	4,013
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,515
5.875% 1/15/29	4,000	4,017
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,646
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	9,857
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,072
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	12,125	11,447
5% 6/1/45	2,775	2,620
Series 2007 A1:
5% 6/1/14	2,000	2,031
5% 6/1/15	1,000	1,043
Series 2013 A, 5% 6/1/30	6,000	6,118
5% 6/1/45 (FSA Insured)	235	229
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,347
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,838
5% 9/2/23	1,000	1,097
5% 9/2/24	825	877
5% 9/2/25	500	533
5% 9/2/26	800	840
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	474
5% 8/1/22	450	519
5% 8/1/23	485	554
5% 8/1/24	1,000	1,133
5% 8/1/26	1,370	1,527
5% 8/1/28	760	835
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	$ 4,400	$ 4,855
Series 2005 A, 5% 12/1/14	4,500	4,644
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,109
5% 8/1/25	1,000	1,095
5% 8/1/26	1,000	1,082
5% 8/1/27	1,000	1,076
5% 8/1/28	1,000	1,066
5% 8/1/29	1,000	1,056
5% 8/1/30	1,000	1,046
5% 8/1/31	1,000	1,039
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,129
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,775
0% 6/1/31 (FSA Insured)	9,750	4,027
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,110
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,306
Series A, 5.75% 8/1/33	2,800	3,147
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	11,383
Series 2009 A, 5.5% 8/1/29	1,000	1,114
Series 2010 C, 5.25% 8/1/39	1,300	1,390
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,927
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,286
5% 3/1/23	1,600	1,819
(Disney Parking Proj.):
0% 3/1/18	3,000	2,749
0% 3/1/19	3,200	2,793
0% 3/1/20	1,000	824
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,419
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,056
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/17 (FSA Insured)	$ 1,095	$ 1,106
5.375% 9/1/18 (FSA Insured)	1,155	1,165
5.375% 9/1/19 (FSA Insured)	1,210	1,220
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,086
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,321
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,521
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,939
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	6,785	8,091
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,085
Series 2012 C, 5% 3/1/26	3,000	3,235
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,082
Series 2007 A1, 4.5% 1/1/28	6,900	7,062
Series 2011 A1, 5% 7/1/21	7,110	8,470
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,334
Series 2012 B, 5% 6/1/28	4,800	5,295
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,350	1,599
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,475
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.)Series A:
5% 7/1/32	500	510
5% 7/1/39	4,095	4,113
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,540
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,532
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,715
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,452
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,562
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,986
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,579
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	897
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	843
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,938
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	754
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,771
5% 9/1/25	1,000	1,043
5% 9/1/26	1,155	1,190
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,722
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,331
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,950
12% 8/1/17 (FSA Insured)	1,000	1,398
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,734
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,100
5% 9/1/17 (AMBAC Insured)	2,735	3,076
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,036
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	$ 3,000	$ 3,303
Series 2012, 5% 1/15/25	3,460	3,793
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,150
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,123
6.5% 8/1/24	1,220	1,344
Series 2013:
6.25% 8/1/30	1,500	1,591
6.625% 8/1/38	5,000	5,286
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,269
5% 2/1/23	5,000	5,454
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,908
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,738
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,573
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	745
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,348
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,203
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,459
Series 2011 O, 5% 5/1/22 (c)	4,500	4,952
Series 2012 P:
5% 5/1/22 (c)	2,500	2,781
5% 5/1/24 (c)	2,820	3,040
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	4,832
Series 2011, 0% 8/1/46	10,150	1,569
Series B:
0% 8/1/33	4,840	1,714
0% 8/1/35	9,000	2,803
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District: - continued
Series B:
0% 8/1/37	$ 6,325	$ 1,728
0% 8/1/38	20,710	5,318
0% 8/1/40	5,000	1,123
0% 8/1/41	5,000	1,057
Poway Unified School District Pub. Fing. 5% 9/15/26	940	972
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,685	6,652
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,170	4,249
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,880
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,029
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,133
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,767
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,502
5.75% 6/1/48	5,000	4,934
Series 2013 B:
0% 6/1/41	5,000	762
0% 6/1/42	6,000	852
0% 6/1/43	6,500	859
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,782
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,060
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,003
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	2,991
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,392
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	976
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	947
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,277
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Rev.: - continued
Series A, 0% 12/1/26 (FGIC Insured)	$ 6,000	$ 2,988
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,079
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,931
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,024
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,151
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,948
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,985
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,245
5% 8/1/24 (FSA Insured)	1,250	1,388
5% 8/1/25 (FSA Insured)	2,000	2,191
5% 8/1/27 (FSA Insured)	2,000	2,137
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,893
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,246
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,606
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,164
5% 11/15/17 (AMBAC Insured)	2,000	2,155
5% 11/15/18 (AMBAC Insured)	2,000	2,143
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (c)	1,400	1,563
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,554
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,799
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	767
Series 2008 C:
0% 7/1/40	15,985	3,571
0% 7/1/42	16,185	3,203
0% 7/1/46	13,500	2,096
0% 7/1/47	4,000	585
Series 2008 E, 0% 7/1/47 (a)	8,700	2,922
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	$ 6,000	$ 6,005
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,518
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,952
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,099
6.625% 8/1/39	1,000	1,110
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	915
5% 8/1/19	1,115	1,224
5% 8/1/21	800	874
5% 8/1/23	1,000	1,070
5% 8/1/24	750	789
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,208
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,951
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,849
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,523
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,312
5.5% 1/15/28	1,060	1,007
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,815
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,799
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,632
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A: - continued
5% 6/1/26	$ 3,000	$ 3,285
5% 6/1/33	9,035	9,502
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,316
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,174
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,744
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,048
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,974
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,108
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,795
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,870
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,416
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	950
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	900
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,405
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,009
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,424
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,403
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,145
0% 9/1/22 (AMBAC Insured)	2,900	2,010
0% 9/1/25 (AMBAC Insured)	6,800	3,928
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	531
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,637
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,810
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,495	$ 1,278
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,415
5% 7/1/24 (FSA Insured)	1,350	1,483
5% 7/1/25 (FSA Insured)	1,060	1,153
5% 7/1/26 (FSA Insured)	1,110	1,196
5% 7/1/27 (FSA Insured)	1,065	1,134
5% 1/1/29 (FSA Insured)	600	625
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,368
5% 9/1/21	4,705	5,347
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,005
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,698
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,354
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,615
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,463
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	5,400	5,518
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,415
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	922
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,359
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,455
4% 5/15/20	615	680
5% 5/15/19	2,830	3,301
Series 2013 J, 5% 5/15/48	7,300	7,305
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,528
Series 2009 O, 5.75% 5/15/34	9,900	10,924
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/35 (FGIC Insured)	2,090	2,045
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	$ 7,700	$ 8,426
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,111
5% 11/1/25	1,000	1,101
5% 11/1/26	1,000	1,092
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,355
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,268
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,224
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,082
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	491
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	4,946
5.5% 8/1/38	1,500	1,602
5.5% 8/1/40	5,000	5,315
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,173
6.25% 7/1/39	7,015	7,461
Series 2010 A, 5.5% 7/1/38	3,100	3,139
Series A:
5% 7/1/23	1,460	1,493
5% 7/1/25	1,665	1,683
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,599
Series 2012, 5% 8/1/32	8,265	8,534
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,815
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,284
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,533
		1,636,626
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	$ 355	$ 362
5.875% 10/1/18	1,565	1,688
		2,050
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 1.963% 7/1/21 (FGIC Insured) (b)	4,600	3,170
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	7,000	6,014
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990	126
		9,310
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,497
Series 2009 B, 5% 10/1/25	1,500	1,567
Series A, 5.25% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,255	1,307
		4,371
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,594,868)	1,652,357
NET OTHER ASSETS (LIABILITIES) - 1.8%	30,503
NET ASSETS - 100%	$ 1,682,860
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,592,823,000. Net unrealized appreciation aggregated $59,534,000, of which $83,060,000 related to appreciated investment securities and $23,526,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

November 30, 2013

1.810701.109

CFL-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
California - 97.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	$ 380	$ 415
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	362
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	609
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,366
Series 2012 A:
5% 8/1/24	1,000	1,094
5% 8/1/25	1,245	1,345
5% 8/1/27	300	315
5% 8/1/28	400	416
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,045
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,320
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,184
5.3% 10/1/23 (AMBAC Insured)	935	996
5.4% 10/1/24 (AMBAC Insured)	4,585	4,867
5.45% 10/1/25 (AMBAC Insured)	5,160	5,475
Series 2013 A:
5% 10/1/24	6,750	7,615
5% 10/1/25	5,245	5,839
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	3,007
5% 12/1/20 (AMBAC Insured)	2,810	3,108
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,963
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,027
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,153
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,082
0% 9/1/22 (FSA Insured)	5,150	3,593
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,119
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,636
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,384
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,172
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,854
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,680
5% 6/1/25	4,355	4,903
5% 6/1/27	2,755	3,039
5% 6/1/28	3,045	3,327
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,341
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,462
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,145
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,823
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	915
0% 8/1/18 (AMBAC Insured)	2,000	1,762
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,810
Series AI, 5% 12/1/25	2,700	3,083
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,047
5% 7/1/22	3,800	4,164
5.25% 7/1/14	695	715
5.25% 7/1/21	20,610	24,018
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,079
6% 3/1/38	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,130
Series 2010 A, 5% 10/1/25	5,860	6,240
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	864
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,219
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,067
Series 2009, 5% 1/1/39	2,700	2,787
5% 2/1/16	1,270	1,303
5% 2/1/16 (Escrowed to Maturity)	330	363
5% 2/1/17	790	808
5% 2/1/17 (Escrowed to Maturity)	210	240
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	915
4% 9/1/21	1,000	1,047
4% 9/1/22	740	766
4% 9/1/23	1,080	1,110
4% 9/1/24	1,125	1,152
5% 9/1/19	400	457
5% 9/1/39	5,000	5,027
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2013, 5.25% 2/1/28	1,430	1,430
4.5% 8/1/30	3,250	3,266
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,584
5% 9/1/17	750	820
5% 3/1/19	3,000	3,429
5% 9/1/21	1,000	1,160
5% 2/1/22	9,400	10,884
5% 8/1/22	1,500	1,666
5% 10/1/22	1,355	1,513
5% 11/1/22	1,600	1,818
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,181
5% 12/1/22	3,500	3,986
5% 2/1/23	1,095	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 2,800	$ 3,021
5% 6/1/26	2,600	2,740
5% 6/1/31	2,000	2,069
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,033
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.125% 2/1/26	2,800	2,822
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 9/1/23	7,200	8,237
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	107
5.25% 4/1/35	3,500	3,698
5.25% 3/1/38	11,375	11,780
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,677
5.5% 4/1/30	25	25
5.5% 11/1/33	1,700	1,700
5.5% 11/1/34	2,535	2,747
5.5% 11/1/39	1,810	1,912
6% 4/1/18	1,570	1,889
6% 3/1/33	20,050	23,400
6% 4/1/38	1,190	1,346
6.5% 4/1/33	11,650	13,819
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,445	1,518
Series 2008 L, 5.125% 7/1/22	1,900	1,996
Series 2009 E, 5.625% 7/1/25	11,000	12,163
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,551
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,692
5% 11/15/23	2,000	2,118
5% 11/15/24	4,500	4,722
5% 11/15/34	3,150	2,997
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	$ 2,000	$ 2,175
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	113
6.5% 10/1/38	4,910	5,524
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,043
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,063
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,840
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,137
Series 2008 A3, 5.5% 11/15/40	3,090	3,309
Series 2011 A, 5% 3/1/20	3,250	3,687
Series 2011 D:
5% 8/15/22	900	1,027
5% 8/15/23	700	789
5% 8/15/24	1,250	1,401
5% 8/15/25	2,000	2,204
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,048
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,108
5% 12/1/32	1,000	1,009
5% 12/1/42	3,000	2,863
Series 2005, 5% 10/1/33	7,235	7,362
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,828
5.25% 2/1/37	2,500	2,353
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	333
5% 7/1/20	500	546
5.125% 7/1/23	1,150	1,188
5.75% 7/1/40	5,155	5,217
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,142
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5.25% 6/1/24	$ 5,400	$ 5,625
5.25% 6/1/25	5,000	5,182
5.25% 6/1/30	4,000	4,101
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,967
5% 11/1/21	2,020	2,157
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,952
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,016
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,367
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,666
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,243
Series 2011 C:
5% 10/1/27	9,530	10,105
5.25% 10/1/24	4,170	4,635
5.25% 10/1/25	2,875	3,157
5.75% 10/1/31	4,000	4,477
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	860	901
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	435	456
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	3,795	3,976
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	2,725	2,812
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,009
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,935
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	$ 3,335	$ 3,655
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,669
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,093
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,902
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Pre-Refunded to 11/1/15 @ 100)	5,165	5,630
5.25% 11/1/23 (Pre-Refunded to 11/1/15 @ 100)	3,500	3,832
Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,719
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,292
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	1,895
5% 9/1/24	1,865	2,078
(Various Cap. Proj.):
Series 2012 A, 5% 4/1/24	1,000	1,101
Series 2012 G, 5% 11/1/25	2,500	2,723
(Various Cap. Projs.) Series 2012 A, 5% 4/1/25	5,300	5,770
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,387
5% 12/1/23	2,800	3,117
Series 2009 G1, 5.75% 10/1/30	1,800	1,987
Series 2009 I:
5.5% 11/1/23	1,535	1,735
6.125% 11/1/29	1,200	1,390
6.25% 11/1/21	2,000	2,384
6.375% 11/1/34	3,000	3,455
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,158
5.75% 11/1/28	6,525	7,304
6% 11/1/40	7,240	8,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	$ 5,100	$ 5,112
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,121
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,959
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,195
6.25% 8/15/33	2,500	2,774
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,270
Series 2007 A:
4.75% 4/1/33	2,000	2,007
5% 4/1/31	4,900	4,956
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	9,811
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,621
Series 2005 A:
5% 7/1/39	3,515	3,138
5.25% 7/1/24	6,700	6,641
5.25% 7/1/30	13,320	12,806
Series 2005 H, 5.25% 7/1/25	5,420	5,346
5.375% 6/1/26	2,520	2,744
6% 6/1/33	3,020	3,342
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	991
0% 5/1/16	1,365	1,335
0% 5/1/17	1,155	1,103
0% 5/1/18	1,335	1,231
0% 5/1/19	1,000	878
0% 5/1/34 (a)	5,300	4,088
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,673
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,090
5% 11/1/25 (AMBAC Insured)	3,820	4,147
5% 11/1/33 (AMBAC Insured)	5,000	5,279
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	$ 5,000	$ 5,402
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,213
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	1,200	1,271
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,574
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,804
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,725
5% 3/1/24	2,000	2,275
5% 3/1/25	2,000	2,239
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	677
5% 9/1/28	1,250	1,247
5% 9/1/32	1,125	1,113
5% 9/1/35	585	563
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,600
5% 8/1/25 (FSA Insured)	1,435	1,550
5% 8/1/26 (FSA Insured)	2,000	2,153
5% 8/1/27 (FSA Insured)	1,785	1,918
5% 8/1/31 (FSA Insured)	5,000	5,301
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,751
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,584
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,971
Cupertino California Union School District 5% 8/1/19	1,120	1,332
Davis Spl. Tax Rev. Series 2007:
5% 9/1/14 (AMBAC Insured)	690	700
5% 9/1/15 (AMBAC Insured)	725	746
5% 9/1/18 (AMBAC Insured)	835	865
5% 9/1/20 (AMBAC Insured)	925	939
5% 9/1/22 (AMBAC Insured)	1,020	1,027
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,191
5% 6/1/28	2,000	2,176
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Desert Sands Unified School District Series 2013 B: - continued
5% 6/1/29	$ 1,650	$ 1,764
5% 6/1/30	2,500	2,651
5% 6/1/31	1,750	1,845
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,132
6% 3/1/20 (FSA Insured)	1,000	1,130
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,438
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,481
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,722
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	950
0% 10/1/25 (AMBAC Insured)	1,665	888
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	772
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,954
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,132
0% 11/1/16 (Escrowed to Maturity)	3,500	3,427
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,469
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,046
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,410
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,783
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,438
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,860	$ 5,871
5.75% 1/15/40	8,155	8,046
5.875% 1/15/27	4,000	4,013
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,515
5.875% 1/15/29	4,000	4,017
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,646
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	9,857
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,072
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	12,125	11,447
5% 6/1/45	2,775	2,620
Series 2007 A1:
5% 6/1/14	2,000	2,031
5% 6/1/15	1,000	1,043
Series 2013 A, 5% 6/1/30	6,000	6,118
5% 6/1/45 (FSA Insured)	235	229
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,347
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,838
5% 9/2/23	1,000	1,097
5% 9/2/24	825	877
5% 9/2/25	500	533
5% 9/2/26	800	840
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	474
5% 8/1/22	450	519
5% 8/1/23	485	554
5% 8/1/24	1,000	1,133
5% 8/1/26	1,370	1,527
5% 8/1/28	760	835
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	$ 4,400	$ 4,855
Series 2005 A, 5% 12/1/14	4,500	4,644
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,109
5% 8/1/25	1,000	1,095
5% 8/1/26	1,000	1,082
5% 8/1/27	1,000	1,076
5% 8/1/28	1,000	1,066
5% 8/1/29	1,000	1,056
5% 8/1/30	1,000	1,046
5% 8/1/31	1,000	1,039
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,129
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,775
0% 6/1/31 (FSA Insured)	9,750	4,027
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,110
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,306
Series A, 5.75% 8/1/33	2,800	3,147
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	11,383
Series 2009 A, 5.5% 8/1/29	1,000	1,114
Series 2010 C, 5.25% 8/1/39	1,300	1,390
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,927
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,286
5% 3/1/23	1,600	1,819
(Disney Parking Proj.):
0% 3/1/18	3,000	2,749
0% 3/1/19	3,200	2,793
0% 3/1/20	1,000	824
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,419
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,056
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/17 (FSA Insured)	$ 1,095	$ 1,106
5.375% 9/1/18 (FSA Insured)	1,155	1,165
5.375% 9/1/19 (FSA Insured)	1,210	1,220
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,086
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,321
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,521
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,939
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	6,785	8,091
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,085
Series 2012 C, 5% 3/1/26	3,000	3,235
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,082
Series 2007 A1, 4.5% 1/1/28	6,900	7,062
Series 2011 A1, 5% 7/1/21	7,110	8,470
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,334
Series 2012 B, 5% 6/1/28	4,800	5,295
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,350	1,599
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,475
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.)Series A:
5% 7/1/32	500	510
5% 7/1/39	4,095	4,113
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,540
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,532
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,715
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,452
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,562
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,986
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,579
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	897
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	843
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,938
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	754
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,771
5% 9/1/25	1,000	1,043
5% 9/1/26	1,155	1,190
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,722
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,331
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,950
12% 8/1/17 (FSA Insured)	1,000	1,398
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,734
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,100
5% 9/1/17 (AMBAC Insured)	2,735	3,076
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,036
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	$ 3,000	$ 3,303
Series 2012, 5% 1/15/25	3,460	3,793
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,150
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,123
6.5% 8/1/24	1,220	1,344
Series 2013:
6.25% 8/1/30	1,500	1,591
6.625% 8/1/38	5,000	5,286
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,269
5% 2/1/23	5,000	5,454
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,908
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,738
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,573
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	745
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,348
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,203
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,459
Series 2011 O, 5% 5/1/22 (c)	4,500	4,952
Series 2012 P:
5% 5/1/22 (c)	2,500	2,781
5% 5/1/24 (c)	2,820	3,040
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	4,832
Series 2011, 0% 8/1/46	10,150	1,569
Series B:
0% 8/1/33	4,840	1,714
0% 8/1/35	9,000	2,803
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District: - continued
Series B:
0% 8/1/37	$ 6,325	$ 1,728
0% 8/1/38	20,710	5,318
0% 8/1/40	5,000	1,123
0% 8/1/41	5,000	1,057
Poway Unified School District Pub. Fing. 5% 9/15/26	940	972
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,685	6,652
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,170	4,249
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,880
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,029
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,133
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,767
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,502
5.75% 6/1/48	5,000	4,934
Series 2013 B:
0% 6/1/41	5,000	762
0% 6/1/42	6,000	852
0% 6/1/43	6,500	859
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,782
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,060
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,003
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	2,991
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,392
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	976
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	947
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,277
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Rev.: - continued
Series A, 0% 12/1/26 (FGIC Insured)	$ 6,000	$ 2,988
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,079
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,931
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,024
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,151
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,948
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,985
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,245
5% 8/1/24 (FSA Insured)	1,250	1,388
5% 8/1/25 (FSA Insured)	2,000	2,191
5% 8/1/27 (FSA Insured)	2,000	2,137
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,893
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,246
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,606
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,164
5% 11/15/17 (AMBAC Insured)	2,000	2,155
5% 11/15/18 (AMBAC Insured)	2,000	2,143
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (c)	1,400	1,563
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,554
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,799
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	767
Series 2008 C:
0% 7/1/40	15,985	3,571
0% 7/1/42	16,185	3,203
0% 7/1/46	13,500	2,096
0% 7/1/47	4,000	585
Series 2008 E, 0% 7/1/47 (a)	8,700	2,922
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	$ 6,000	$ 6,005
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,518
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,952
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,099
6.625% 8/1/39	1,000	1,110
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	915
5% 8/1/19	1,115	1,224
5% 8/1/21	800	874
5% 8/1/23	1,000	1,070
5% 8/1/24	750	789
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,208
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,951
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,849
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,523
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,312
5.5% 1/15/28	1,060	1,007
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,815
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,799
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,632
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A: - continued
5% 6/1/26	$ 3,000	$ 3,285
5% 6/1/33	9,035	9,502
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,316
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,174
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,744
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,048
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,974
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,108
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,795
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,870
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,416
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	950
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	900
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,405
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,009
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,424
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,403
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,145
0% 9/1/22 (AMBAC Insured)	2,900	2,010
0% 9/1/25 (AMBAC Insured)	6,800	3,928
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	531
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,637
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,810
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,495	$ 1,278
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,415
5% 7/1/24 (FSA Insured)	1,350	1,483
5% 7/1/25 (FSA Insured)	1,060	1,153
5% 7/1/26 (FSA Insured)	1,110	1,196
5% 7/1/27 (FSA Insured)	1,065	1,134
5% 1/1/29 (FSA Insured)	600	625
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,368
5% 9/1/21	4,705	5,347
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,005
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,698
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,354
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,615
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,463
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	5,400	5,518
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,415
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	922
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,359
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,455
4% 5/15/20	615	680
5% 5/15/19	2,830	3,301
Series 2013 J, 5% 5/15/48	7,300	7,305
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,528
Series 2009 O, 5.75% 5/15/34	9,900	10,924
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/35 (FGIC Insured)	2,090	2,045
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	$ 7,700	$ 8,426
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,111
5% 11/1/25	1,000	1,101
5% 11/1/26	1,000	1,092
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,355
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,268
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,224
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,082
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	491
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	4,946
5.5% 8/1/38	1,500	1,602
5.5% 8/1/40	5,000	5,315
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,173
6.25% 7/1/39	7,015	7,461
Series 2010 A, 5.5% 7/1/38	3,100	3,139
Series A:
5% 7/1/23	1,460	1,493
5% 7/1/25	1,665	1,683
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,599
Series 2012, 5% 8/1/32	8,265	8,534
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,815
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,284
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,533
		1,636,626
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	$ 355	$ 362
5.875% 10/1/18	1,565	1,688
		2,050
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 1.963% 7/1/21 (FGIC Insured) (b)	4,600	3,170
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	7,000	6,014
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990	126
		9,310
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,497
Series 2009 B, 5% 10/1/25	1,500	1,567
Series A, 5.25% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,255	1,307
		4,371
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,594,868)	1,652,357
NET OTHER ASSETS (LIABILITIES) - 1.8%	30,503
NET ASSETS - 100%	$ 1,682,860
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,592,823,000. Net unrealized appreciation aggregated $59,534,000, of which $83,060,000 related to appreciated investment securities and $23,526,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Limited Term
Tax-Free Bond Fund
(formerly Fidelity California
Short-Intermediate Tax-Free Bond Fund)

November 30, 2013

1.824280.108

CSI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.8%
	Principal Amount	Value
California - 89.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	$ 5,065,000	$ 5,726,540
5% 8/1/18	2,645,000	3,030,429
5% 8/1/22	1,655,000	1,851,084
Series 2012 A:
4% 8/1/21	1,200,000	1,280,676
5% 8/1/19	1,200,000	1,382,640
Series 2012 C3, 2.15% 7/1/19	2,250,000	2,168,190
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/18 (AMBAC Insured)	8,145,000	7,187,067
Series 2013 A:
5% 10/1/19	1,000,000	1,162,960
5% 10/1/20	1,730,000	2,004,465
5% 10/1/21	2,725,000	3,141,489
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,906,583
2.5% 6/1/15	895,000	924,830
2.5% 6/1/16	1,070,000	1,122,377
3% 6/1/15	525,000	546,404
3% 6/1/16	525,000	557,193
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	420,512
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	463,698
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	535,876
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	5,000,000	5,871,600
Series 2011 N, 5% 5/1/19	5,000,000	5,940,100
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	110,000
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (a)	36,755,000	37,768,328
Series 2004 A:
5% 7/1/15	1,815,000	1,863,969
5.25% 7/1/14	2,490,000	2,562,658
Series 2009 A:
5% 7/1/15	2,620,000	2,690,688
5% 7/1/18	1,905,000	2,242,109
5% 7/1/19	7,300,000	8,661,523
5% 7/1/22	5,000,000	5,478,950
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/14	$ 4,080,000	$ 4,199,054
5.25% 7/1/14 (Escrowed to Maturity)	3,525,000	3,627,648
5.25% 7/1/21	4,300,000	5,011,478
Series 2009 B, 5% 7/1/20	3,115,000	3,632,464
California Edl. Facilities Auth. Rev. (Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	531,255
5% 4/1/16	400,000	439,300
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	466,767
4% 9/1/18	255,000	278,802
5% 9/1/16	300,000	330,480
5% 9/1/17	400,000	450,436
California Gen. Oblig.:
5% 9/1/21	6,080,000	7,050,794
5% 9/1/21	2,000,000	2,319,340
5% 2/1/22	3,850,000	4,457,723
5.25% 2/1/14 (FSA Insured)	120,000	120,391
5.25% 9/1/22	12,390,000	14,602,482
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/14	2,000,000	2,022,080
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	485,000	509,536
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	52,216
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	1,000,000	1,010,130
4% 11/15/17	1,000,000	1,039,980
5% 11/15/21	1,450,000	1,571,467
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,073,850
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	558,685
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/15	1,440,000	1,548,864
5.5% 8/15/16	1,000,000	1,128,020
Series 2011 B, 4% 8/15/17	1,000,000	1,105,160
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (a)	$ 275,000	$ 282,535
Series 2009 F, 5%, tender 7/1/14 (a)	2,800,000	2,877,700
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.85%, tender 7/1/17 (a)	3,000,000	3,024,600
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (a)	2,800,000	2,894,388
Series 2011 A:
4% 2/1/14	1,000,000	1,005,610
5% 3/1/19	5,010,000	5,684,797
5.25% 2/1/15	1,000,000	1,053,350
Series 2011 D:
5% 8/15/19	1,500,000	1,760,550
5% 8/15/20	1,460,000	1,707,280
Series 2011:
5% 8/15/19	2,000,000	2,337,940
5% 8/15/20	2,000,000	2,330,640
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/14	1,220,000	1,227,759
5% 2/1/15	1,615,000	1,670,152
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,648,223
5% 7/1/18	1,645,000	1,817,972
5% 7/1/20	875,000	955,763
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/14	200,000	202,964
Series 2010 A. 5% 7/1/22	1,850,000	1,911,642
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,053,640
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 0.7%, tender 2/3/14 (a)	3,000,000	3,001,530
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.6%, tender 1/2/14 (a)	3,000,000	3,000,030
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 0.45%, tender 2/3/14 (a)	1,500,000	1,500,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	$ 2,985,000	$ 3,270,127
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.25% 6/1/14	70,000	71,684
Series 2013 E, 5% 6/1/21	7,000,000	8,008,770
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	3,105,000	3,116,457
Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,738,201
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	5,105,000	5,673,646
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	500,000	523,850
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	100,366
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,183
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	157,007
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	1,110,000	1,110,000
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	690,103
5% 4/1/14	1,270,000	1,289,876
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,144,750
(Univ. Proj.) Series 2012 D:
4% 9/1/21	1,000,000	1,092,430
4% 9/1/22	1,000,000	1,074,760
4% 9/1/23	1,000,000	1,053,520
(Various California State Univ. Projs.) Series A, 5.5% 6/1/14 (Escrowed to Maturity)	45,000	46,176
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,358,983
Series 2010 A, 5% 3/1/15	2,960,000	3,127,684
Series 2011 A, 5% 10/1/21	4,230,000	4,844,534
Series 2012 A, 5% 4/1/20	1,800,000	2,075,346
Series 2012 G, 5% 11/1/21	1,500,000	1,718,865
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,150,252
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,535,230
Series 2009 A, 5% 4/1/19	1,000,000	1,157,370
Series 2009 J, 5% 11/1/17	2,700,000	3,108,429
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,088,360
5% 11/1/16	1,485,000	1,672,630
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	557,490
5% 11/1/18	500,000	576,615
(Enloe Health Sys. Proj.):
Series 2008 A, 5.5% 8/15/14	1,435,000	1,471,679
Series 2008 B, 5% 8/15/15	60,000	64,239
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	3,250,000	3,558,555
Series 2009 A, 5% 7/1/15	1,900,000	2,030,853
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	935,000	960,226
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (a)	6,250,000	6,382,063
2.1% 10/1/19	2,200,000	2,126,938
2.4% 10/1/20	1,250,000	1,188,363
4% 6/1/14	600,000	609,582
4% 6/1/15	325,000	339,401
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/14	300,000	308,034
5% 11/1/15	1,000,000	1,072,450
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	399,300
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,446,237
4% 9/1/16	1,125,000	1,220,186
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,264,172
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,026,871
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,018,500
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.483%, tender 12/12/15 (a)	7,000,000	6,991,250
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	725,000	787,372
5% 9/1/20	1,285,000	1,390,164
5% 9/1/22	500,000	533,885
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,488,302
4% 9/1/20	1,665,000	1,723,658
Cupertino California Union School District:
4% 8/1/14	735,000	753,515
4% 8/1/16	1,825,000	1,994,470
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	505,515
East Bay Reg'l. Park District Series 2008 A, 3% 9/1/16	1,000,000	1,066,010
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	572,165
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,266,423
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	593,004
5% 9/1/22	1,295,000	1,382,762
Fullerton School District:
4% 8/1/16	525,000	568,087
4% 8/1/17	600,000	660,852
5% 8/1/18	500,000	577,710
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,677,250
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,085,167
5% 11/1/17	1,080,000	1,147,997
5% 11/1/18	1,135,000	1,209,025
5% 11/1/19	635,000	675,659
5% 11/1/20	670,000	698,971
5% 11/1/21	455,000	468,454
5% 11/1/22	745,000	764,906
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,148,460
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Irvine Reassessment District 12-1 Ltd. Oblig.: - continued
4% 9/2/20	$ 1,000,000	$ 1,054,360
5% 9/2/20	800,000	882,608
5% 9/2/22	750,000	809,430
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	101,861
4% 8/1/15	125,000	132,666
4% 8/1/16	100,000	109,370
4% 8/1/17	175,000	195,687
5% 8/1/19	250,000	297,593
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,606,199
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	1,919,353
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,082,928
5% 5/15/15	1,000,000	1,067,820
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,670,947
Los Alamitos Unified School District 0% 9/1/16 (Escrowed to Maturity)	2,000,000	1,968,500
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	577,425
5% 3/1/21	500,000	574,810
5% 9/1/21	1,270,000	1,467,028
5% 3/1/22	1,000,000	1,145,030
(Disney Parking Proj.) 0% 3/1/14	20,000	19,976
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/14	5,000,000	5,138,750
Series 2013 A, 5% 7/1/18	3,000,000	3,526,470
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,558,200
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series 2005 A, 5% 10/1/14 (FSA Insured)	25,000	25,982
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Escrowed to Maturity)	165,000	168,592
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2011 A, 5% 7/1/19	5,000,000	5,932,550
Los Angeles Gen. Oblig. Series 2009 A, 4% 9/1/15	2,085,000	2,218,523
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D:
5% 11/1/14	$ 3,295,000	$ 3,433,192
5% 11/1/15	1,880,000	2,039,349
Series 2012 C, 5% 3/1/21	5,055,000	5,797,023
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,168,665
Los Angeles Unified School District:
Series 1997 A, 6% 7/1/14	3,055,000	3,157,312
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,154,001
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,676,957
Series 2004 I, 5% 7/1/16	3,180,000	3,554,350
Series 2009 KRY, 5% 7/1/15	5,000,000	5,370,600
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,201,081
Series 2012 A, 5% 10/1/19	5,000,000	5,820,750
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/22	10,000,000	11,978,100
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,352,600
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L, 5% 7/1/14 (FSA Insured)	2,000,000	2,047,840
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/15	100,000	105,127
4% 7/1/17	85,000	93,272
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,926,960
3% 8/1/16	1,925,000	2,044,023
3% 8/1/17	1,735,000	1,858,029
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,322,800
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,123,020
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	573,668
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,182,585
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	682,694
4% 8/1/17	500,000	556,990
Municipal Bonds - continued
	Principal Amount	Value
California - continued
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 60,000	$ 61,906
5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	35,000	37,737
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,749,262
4% 8/1/16	1,335,000	1,420,560
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,157,261
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,105,740
5% 7/1/17	2,750,000	3,121,828
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,447,227
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	693,144
Series 2013:
5% 8/1/17	2,250,000	2,495,318
5% 8/1/18	1,000,000	1,112,980
5% 8/1/19	1,000,000	1,108,820
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,675,771
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	318,348
4% 8/1/17	450,000	499,743
4% 8/1/18	200,000	224,040
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,678,061
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A, 4% 8/15/15	50,000	53,050
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3.5% 10/1/14	150,000	153,435
4% 10/1/15	100,000	105,560
4% 10/1/16	100,000	107,782
4% 10/1/17	420,000	458,392
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,452,197
4% 6/1/20	1,560,000	1,658,966
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,845,926
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	$ 285,000	$ 292,159
4% 8/1/15	250,000	264,775
5% 8/1/17	470,000	535,363
5% 8/1/18	505,000	584,477
Pasadena Unified School District Gen. Oblig. Series 2009 A1:
4% 8/1/14	300,000	307,536
5% 8/1/15	1,000,000	1,077,690
Pleasanton Unified School District Gen. Oblig. Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	61,659
Poway Unified School District Pub. Fing.:
4% 9/15/20	340,000	348,721
4% 9/15/21	325,000	328,019
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (a)	5,385,000	5,358,398
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,229,462
Rancho Santiago Cmnty. College District 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	45,000	48,696
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,191,846
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,100,639
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,031,480
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,422,850
Series 1993 B, 5.4% 11/1/20	2,855,000	3,250,018
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	41,591
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/14	550,000	562,513
5% 7/1/16	1,275,000	1,405,012
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,167,550
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,732,538
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento Muni. Util. District Elec. Rev. Series 2011 X: - continued
5% 8/15/20	$ 5,500,000	$ 6,521,680
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,930,900
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	3,023,598
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	239,667
5% 8/1/17	150,000	171,150
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,306,700
Series 2009 B, 5.25% 8/1/19	3,285,000	3,740,202
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,315,589
5% 8/1/22 (FSA Insured)	1,500,000	1,706,370
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,807,999
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,422,730
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,559,100
San Diego Unified School District (Election of 1998 Proj.) Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	77,028
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,686,550
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,392,427
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B, 5% 8/1/16	1,095,000	1,150,801
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,846,424
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
2% 8/1/14	670,000	666,087
3% 8/1/16	800,000	800,792
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	3,355,000	3,789,305
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,232,114
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,280,000	$ 1,405,619
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,255,870
Series 2013 A, 4% 6/1/21	1,000,000	1,081,290
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,173,866
San Mateo Unified School District 5% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	25,000	25,893
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,054,798
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N:
5% 5/15/15	1,000,000	1,066,610
5% 5/15/16	1,000,000	1,109,060
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity)	20,000	20,683
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	982,265
4% 6/1/20	770,000	852,436
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	443,631
5% 8/1/15	250,000	269,423
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	56,587
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	300,000
3% 12/1/14	250,000	255,748
5% 12/1/15	300,000	322,617
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,213,043
Southern California Pub. Pwr. Auth. Rev. (San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	230,000	230,915
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,964,150
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100)	45,000	46,427
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Southwestern Cmnty. College District Gen. Oblig.: - continued
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 25,000	$ 25,825
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,779,719
5% 7/1/21 (FSA Insured)	1,200,000	1,348,548
5% 7/1/22 (FSA Insured)	1,220,000	1,365,070
Sweetwater Union High School District:
4.5% 9/1/17	500,000	556,300
5% 9/1/19	1,000,000	1,148,470
5% 9/1/20	1,000,000	1,144,170
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	20,452
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,415,200
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,166,620
5.375% 8/1/22	1,750,000	1,981,280
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,233,911
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,023,984
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,279,444
Series 2009 O:
5% 5/15/17	950,000	1,093,811
5% 5/15/17 (Escrowed to Maturity)	50,000	57,476
Series 2010 S, 5% 5/15/16	1,785,000	1,988,936
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,077,420
5% 1/1/17	2,115,000	2,335,277
5% 1/1/18	2,220,000	2,484,890
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,660,832
Washington Township Health Care District Rev.:
Series 2009 A:
5% 7/1/14	300,000	306,774
5% 7/1/15	520,000	549,895
5% 7/1/16	200,000	217,084
Series 2010 A, 5% 7/1/17	1,000,000	1,100,450
Municipal Bonds - continued
	Principal Amount	Value
California - continued
West Contra Costa Unified School District:
5% 8/1/18 (FSA Insured)	$ 1,500,000	$ 1,735,335
5% 8/1/19 (FSA Insured)	1,500,000	1,750,065
Western Riverside County Trust & Wastewtr. Fin. Auth. 4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	509,885
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity)	40,000	39,835
		634,567,575
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,687,785
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/19	3,000,000	2,465,400
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	661,837
5% 10/1/15	600,000	635,976
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,087,150
Series 2009 A, 6% 10/1/14	645,000	654,998
Series 2009 B, 5% 10/1/16	2,000,000	2,174,300
		5,214,261
TOTAL INVESTMENT PORTFOLIO - 90.8% (Cost $630,687,842)	643,935,021
NET OTHER ASSETS (LIABILITIES) - 9.2%	65,277,025
NET ASSETS - 100%	$ 709,212,046
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $630,572,835. Net unrealized appreciation aggregated $13,362,186, of which $18,016,491 related to appreciated investment securities and $4,654,305 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014